Stock Options - Activity (Details) - Angel Studios, Inc. CIK: 0001671941 - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding beginning	2,327,312	2,291,628
Granted	1,712,073	431,763
Exercised	(197,656)	(77,011)
Forfeited	(139,619)	(319,068)
Outstanding ending	3,702,110	2,327,312
Weighted Average Exercise Price Per Share
Outstanding beginning	$ 5.26	$ 4.47
Granted	14.18	11.95
Exercised	1.19	3.36
Forfeited	10.78	8.90
Outstanding ending	$ 9.41	$ 5.26